Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000194027 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000194027 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000194027 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000194027 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194027 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000194027 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000194027 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000194027 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000190786 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000190786 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190786 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000190786 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190786 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000190786 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000190786 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000190786 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000026059 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026059 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026059 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026059 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026059 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000026059 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000026059 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000026059 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000157038 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157038 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157038 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000157038 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157038 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000157038 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000157038 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000157038 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000157039 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157039 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157039 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000157039 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157039 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000157039 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000157039 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000157039 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000026060 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026060 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026060 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026060 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026060 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000026060 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000026060 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000026060 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000151096 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000151096 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000151096 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000151096 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000151096 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000151096 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000151096 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000151096 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000235065 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000235065 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000235065 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000235065 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000235065 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000235065 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000235065 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000235065 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000168188 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168188 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168188 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168188 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168188 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000168188 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000168188 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000168188 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000026061 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026061 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026061 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026061 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026061 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000026061 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000026061 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000026061 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000026062 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026062 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026062 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026062 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026062 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000026062 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000026062 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000026062 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000026156 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026156 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026156 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026156 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026156 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000026156 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026156 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000026156 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000026156 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000026157 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026157 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026157 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000026157 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026157 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000026157 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026157 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000026157 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000026157 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000157048 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157048 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157048 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000157048 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157048 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000157048 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000157048 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000157048 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000157048 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000157048 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190787 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000190787 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000190787 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000190787 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000190787 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000190787 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000190787 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000190787 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000190787 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000190787 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026149 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026149 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026149 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000026149 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026149 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000026149 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026149 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000026149 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000026149 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000026149 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000157049 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157049 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157049 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000157049 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157049 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000157049 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000157049 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000157049 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000157049 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000157049 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000157045 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157045 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157045 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000157045 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157045 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000157045 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000157045 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000157045 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000157045 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000157045 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000157046 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157046 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157046 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000157046 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157046 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000157046 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000157046 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000157046 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000157046 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000157046 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026148 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026148 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026148 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000026148 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026148 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000026148 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026148 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000026148 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000026148 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000026148 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000157047 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157047 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157047 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000157047 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157047 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000157047 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000157047 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000157047 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000157047 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000157047 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026147 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026147 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026147 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000026147 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026147 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000026147 | Variable Rate Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026147 | Bank Instruments
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000026147 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000026147 | Other Repurchase Agreements and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000026147 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000242771 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242771 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242771 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242771 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242771 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000242771 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000242771 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000242768 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242768 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242768 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242768 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242768 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000242768 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000242768 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000026166 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026166 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026166 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000026166 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026166 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000026166 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000026166 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000242769 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242769 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242769 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242769 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242769 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000242769 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000242769 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000144363 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144363 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144363 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000144363 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144363 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000144363 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000144363 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000026167 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026167 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026167 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000026167 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026167 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000026167 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000026167 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000242770 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242770 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242770 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242770 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242770 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000242770 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000242770 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000242767 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242767 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242767 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000242767 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242767 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000242767 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000242767 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000026168 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026168 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026168 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000026168 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026168 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000026168 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000026168 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000026169 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026169 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026169 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000026169 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026169 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000026169 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000026169 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000157051 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000157051 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000157051 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000157051 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157051 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000157051 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000157051 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000157050 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000157050 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000157050 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000157050 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157050 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000157050 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000157050 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000026170 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026170 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026170 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000026170 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026170 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000026170 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000026170 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C000243030 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000243030 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243030 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243030 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243030 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000243030 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000243030 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	62.50%